Quarterly Holdings Report
for
Fidelity® SAI Low Duration Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT1-0126
1.9899559.105
Asset-Backed Securities - 22.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	15,576,000	15,571,327
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	25,000,000	25,007,301
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	11,685,000	11,680,793
TOTAL BAILIWICK OF JERSEY		52,259,421
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	3,465,337	3,485,037
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	796,185	806,564
TOTAL CANADA		4,291,601
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	19,000,000	19,004,959
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	11,316,000	11,334,570
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	17,693,000	17,657,809
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	29,514,000	29,553,342
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	17,740,000	17,735,157
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	17,591,000	17,600,288
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	17,992,000	17,996,678
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	16,813,000	16,844,255
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	14,130,000	14,127,881
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.1745% 10/15/2030 (b)(c)(d)	96,313	96,330
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	2,573,080	2,573,903
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	7,139,489	7,142,630
Palmer Square Loan Funding Ltd Series 2024-3A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 4/15/2031 (b)(c)(d)	179,087	178,998
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	7,999,000	7,998,816
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	2,247,971	2,248,823
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	13,911,000	13,938,488
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	12,450,754	12,460,914
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		208,493,841
UNITED STATES - 18.4%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	2,302,971	2,304,254
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	3,388,365	3,394,654
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	15,175,000	15,189,556
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	1,306,423	1,307,389
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	18,910,000	18,916,061
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	5,863,544	5,898,099
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	852,130	858,191
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	2,839,711	2,845,842
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	5,289,464	5,298,690
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	7,817,663	7,827,853
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	19,700,000	19,723,652
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	1,268,631	1,269,645
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	4,600,481	4,610,795
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	19,645,000	19,701,868
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	15,400,000	15,407,788
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	250,210	250,773
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	16,536,452	16,567,074
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	2,939,386	2,941,446
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	2,665,048	2,667,420
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	15,985,000	15,976,996
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	12,511,247	12,623,535
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (b)	14,095,343	14,282,629
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	898,479	899,627
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	2,505,490	2,509,340
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,675,000	2,682,785
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	8,302,176	8,317,298
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	4,017,741	4,025,902
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	6,217,052	6,235,892
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	11,855,000	11,915,247
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,263,465	3,278,584
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	3,156,884	3,169,770
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	7,584,236	7,601,188
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	22,802,000	22,895,547
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	105,865	105,891
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,271,634	1,273,943
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	2,134,276	2,162,752
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	8,551,458	8,615,618
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	6,622,281	6,653,868
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	17,772,109	17,826,348
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	15,452,805	15,505,092
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	1,396,465	1,402,269
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	12,675,192	12,690,981
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	14,571,000	14,583,954
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	492,904	494,227
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	9,915,000	9,946,857
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	12,135,000	12,137,125
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	21,508,000	21,529,250
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	18,300,000	18,266,255
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	3,244,625	3,250,212
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	12,387,538	12,443,333
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	16,900,000	16,919,531
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	355,949	355,760
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	6,377,749	6,384,312
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	17,943,839	17,975,837
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	19,105,000	19,143,218
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	22,000,000	22,305,651
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.892% 3/15/2029 (b)(c)(d)	16,000,000	16,010,094
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	19,600,000	19,732,576
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	12,980,000	13,004,636
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	1,357,349	1,361,640
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	15,170,000	15,173,896
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	19,648,000	19,677,688
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	575,706	576,162
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	17,000,000	17,156,354
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	461,273	461,588
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	6,324,611	6,333,083
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	128,642	128,721
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	17,460,000	17,562,415
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	774,645	775,102
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	13,240,000	13,272,899
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	1,280,570	1,281,126
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.572% 8/16/2027 (c)(d)	7,141,272	7,143,748
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	20,000,000	19,979,880
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	10,470,000	10,518,494
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	2,895,360	2,906,132
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	19,293,549	19,357,761
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	9,585,000	9,642,528
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	1,019,686	1,021,351
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	4,674,380	4,682,199
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	15,125,000	15,205,748
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	403,034	403,276
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.812% 2/15/2028 (b)(c)(d)	24,000,000	24,004,207
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	553,302	552,747
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	3,427,568	3,428,904
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	11,114,172	11,143,422
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	1,641,138	1,652,527
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	1,276,173	1,279,282
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	2,480,000	2,480,724
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	4,251,689	4,267,849
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	12,110,838	12,134,049
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	17,285,906	17,322,701
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	18,741,551	18,738,809
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	2,252,078	2,254,247
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	13,456,684	13,475,900
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	17,010,000	17,019,071
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	21,000,000	21,062,448
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	4,146,913	4,155,691
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	2,215,976	2,217,654
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,185,713	1,185,072
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	5,561,732	5,572,695
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	1,042,672	1,043,301
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,005,366	1,006,885
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	29,200,000	29,228,812
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,037,500	1,041,790
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	19,900,000	19,902,675
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	19,563,199	19,607,173
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	16,945,000	17,071,703
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	18,210,000	18,210,931
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	6,014,125	6,088,049
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 4.7926% 2/18/2039 (b)(c)	10,700,913	10,727,869
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.9626% 6/21/2039 (b)(c)(d)	7,331,668	7,377,417
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	19,700,000	19,713,816
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	23,256,777	23,291,034
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	22,068,000	22,109,702
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	154,346	154,440
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	2,247,644	2,250,838
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	2,116,364	2,118,497
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	15,985,000	15,992,174
TOTAL UNITED STATES		1,119,621,876
TOTAL ASSET-BACKED SECURITIES (Cost $1,382,361,922)		1,384,666,739

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $23,433,135)	23,400,000	23,474,454

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,659,620	1,638,793
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	122,505	122,000
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	173,929	171,593
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	2,728,590	2,670,818
TOTAL UNITED STATES		4,603,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,530,169)		4,603,204

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	17,695,000	17,761,283
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	842,614	836,897
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,587,716	1,580,127
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	2,472,644	2,472,644
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	14,459,115	14,459,111
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	7,498,525	7,503,202
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	1,899,631	1,896,077
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	2,838,975	2,838,974
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	1,696,018	1,684,809
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	6,594,753	6,594,753
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	15,426,833	15,397,909
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	8,215,886	8,205,697
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	3,238,773	3,230,747
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	591,000	590,274
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	5,521,809	5,523,535
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	563,968	561,211
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	433,088	430,640
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,102,855	1,094,816
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	9,440,000	9,454,730
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	672,677	668,141
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	267,211	265,637
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	7,914,000	7,628,578
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	2,275,000	2,270,046
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	1,772,035	1,757,225
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	4,497,868	4,493,665
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	6,601,000	6,600,996
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,210,395	1,202,630
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	2,916,967	2,904,584
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	340,995	339,450
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	498,981	496,479
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	7,707,000	7,707,319
TOTAL UNITED STATES		138,452,186
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $138,192,313)		138,452,186

Non-Convertible Corporate Bonds - 45.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 1.625% 4/27/2026 (b)	24,782,000	24,524,631
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	20,934,000	20,954,903

TOTAL AUSTRALIA		45,479,534
CANADA - 4.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027	8,000,000	7,966,253
Financials - 4.8%
Banks - 4.8%
Bank of Montreal 0.949% 1/22/2027 (c)	20,600,000	20,500,986
Bank of Montreal 4.567% 9/10/2027 (c)	28,606,000	28,707,147
Bank of Montreal 4.8743% 9/22/2028 (c)	21,000,000	21,002,498
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	21,480,000	21,494,855
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	21,000,000	21,025,234
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.6817% 1/27/2027 (b)(c)(d)	23,000,000	23,053,457
National Bank of Canada 4.95% 2/1/2028 (c)	26,561,000	26,829,149
Royal Bank of Canada 4.51% 10/18/2027 (c)	24,545,000	24,643,421
Royal Bank of Canada 5.069% 7/23/2027 (c)	30,425,000	30,620,035
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	30,000,000	30,079,440
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	13,000,000	13,012,317
Toronto Dominion Bank 4.568% 12/17/2026	31,000,000	31,197,854
		292,166,393
TOTAL CANADA		300,132,646
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,302,000	12,314,887
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	20,421,000	20,501,459
FRANCE - 1.4%
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	10,214,000	10,176,860
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	25,000,000	24,543,172
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	30,506,000	30,355,827
Societe Generale SA 1.792% 6/9/2027 (b)(c)	21,044,000	20,755,830

TOTAL FRANCE		85,831,689
GERMANY - 2.6%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	22,600,000	22,665,533
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	12,000,000	12,007,670
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.6899% 7/31/2026 (b)(c)(d)	22,000,000	22,033,382
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	14,000,000	14,051,199
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	21,978,000	22,043,647
		92,801,431
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	23,000,000	22,577,530
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	27,450,000	26,932,762
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	13,200,000	13,426,838
		62,937,130
TOTAL GERMANY		155,738,561
IRELAND - 0.7%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,933,000	3,863,769
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	13,279,000	13,079,141
TOTAL FINANCIALS		16,942,910

Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	20,000,000	19,876,626
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	3,195,000	3,192,301
		23,068,927
TOTAL IRELAND		40,011,837
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	11,493,000	11,316,094
JAPAN - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,008,000	1,015,600
Financials - 1.6%
Banks - 1.6%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	20,200,000	19,866,640
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	19,894,000	19,470,357
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	22,900,000	22,586,029
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	8,337,000	8,207,559
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	28,290,000	27,711,235
		97,841,820
TOTAL JAPAN		98,857,420
NETHERLANDS - 1.8%
Financials - 1.3%
Banks - 1.3%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,611,000	8,485,320
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.9126% 9/18/2027 (b)(c)(d)	17,900,000	18,068,288
ING Groep NV 1.726% 4/1/2027 (c)	21,004,000	20,832,250
ING Groep NV 4.017% 3/28/2028 (c)	9,500,000	9,485,928
ING Groep NV 6.083% 9/11/2027 (c)	24,835,000	25,189,132
		82,060,918
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	14,600,000	14,577,598
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000,000	15,007,009
		29,584,607
TOTAL NETHERLANDS		111,645,525
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	8,330,000	8,214,382
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG 1.364% 1/30/2027 (b)(c)	25,000,000	24,878,335
UBS Group AG 1.494% 8/10/2027 (b)(c)	23,000,000	22,570,816

TOTAL SWITZERLAND		47,449,151
UNITED KINGDOM - 3.2%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,760,788
Financials - 2.5%
Banks - 2.5%
Barclays PLC 2.279% 11/24/2027 (c)	20,000,000	19,627,059
Barclays PLC 5.829% 5/9/2027 (c)	31,250,000	31,462,753
Barclays PLC 6.496% 9/13/2027 (c)	2,000,000	2,034,183
HSBC Holdings PLC 2.251% 11/22/2027 (c)	13,000,000	12,761,840
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	24,446,000	24,166,965
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.5595% 8/7/2027 (c)(d)	18,000,000	18,133,728
NatWest Group PLC 1.642% 6/14/2027 (c)	7,764,000	7,658,335
NatWest Group PLC 5.583% 3/1/2028 (c)	5,200,000	5,291,035
NatWest Group PLC 5.847% 3/2/2027 (c)	30,939,000	31,056,383
		152,192,281
Health Care - 0.4%
Pharmaceuticals - 0.4%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	25,080,000	25,169,636
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	12,550,000	12,547,379
TOTAL UNITED KINGDOM		196,670,084
UNITED STATES - 26.9%
Consumer Discretionary - 2.9%
Automobiles - 1.9%
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.5031% 5/11/2026 (c)(d)	22,000,000	22,023,114
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6028% 5/20/2026 (c)(d)	32,000,000	32,045,197
General Motors Financial Co Inc 5.25% 3/1/2026	23,650,000	23,660,617
Hyundai Capital America 5.45% 6/24/2026 (b)	13,511,000	13,600,522
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	21,530,000	21,641,092
		112,970,542
Leisure Products - 0.4%
Mattel Inc 5.875% 12/15/2027 (b)	21,570,000	21,584,260
Specialty Retail - 0.6%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	17,610,000	17,612,577
Ross Stores Inc 0.875% 4/15/2026	18,982,000	18,742,301
		36,354,878
TOTAL CONSUMER DISCRETIONARY		170,909,680

Consumer Staples - 1.3%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	26,204,000	26,197,216
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	9,469,000	9,533,176
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	21,313,000	21,383,947
		30,917,123
Food Products - 0.1%
Campbell's Company/The 5.3% 3/20/2026	3,502,000	3,513,306
Tobacco - 0.3%
Philip Morris International Inc 4.875% 2/13/2026	5,000,000	5,004,392
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.6847% 10/27/2028 (c)(d)	13,237,000	13,248,088
		18,252,480
TOTAL CONSUMER STAPLES		78,880,125

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (c)(d)	21,318,000	21,358,063
EQT Corp 3.125% 5/15/2026 (b)	5,044,000	5,010,193
MPLX LP 1.75% 3/1/2026	11,365,000	11,292,205
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	22,582,000	22,590,250
Williams Cos Inc/The 5.4% 3/2/2026	6,000,000	6,020,901
		66,271,612
Financials - 16.5%
Banks - 8.7%
Bank of America Corp 1.658% 3/11/2027 (c)	23,000,000	22,834,656
Bank of America Corp 1.734% 7/22/2027 (c)	14,920,000	14,687,843
Bank of America Corp 3.559% 4/23/2027 (c)	23,000,000	22,947,038
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	25,100,000	25,223,567
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (c)(d)	19,000,000	19,112,530
Fifth Third Bancorp 1.707% 11/1/2027 (c)	13,000,000	12,700,815
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	18,225,000	18,214,530
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	23,950,000	23,824,584
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	17,000,000	16,645,535
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	28,000,000	27,717,764
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	28,456,000	28,940,802
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	18,500,000	18,560,697
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (c)(d)	24,500,000	24,549,138
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	22,100,000	22,143,489
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	19,600,000	19,616,150
PNC Bank NA U.S. SOFR Index + 0.73%, 4.805% 7/21/2028 (c)(d)	16,414,000	16,411,161
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,000,000	23,126,922
Truist Bank U.S. SOFR Index + 0.77%, 4.8267% 7/24/2028 (c)(d)	22,000,000	22,007,421
Truist Financial Corp 6.047% 6/8/2027 (c)	19,300,000	19,475,347
US Bancorp 6.787% 10/26/2027 (c)	17,119,000	17,520,234
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	32,800,000	32,929,538
Wells Fargo & Co 3.196% 6/17/2027 (c)	24,200,000	24,080,305
Wells Fargo & Co 3.526% 3/24/2028 (c)	14,790,000	14,682,689
Wells Fargo & Co 4.9% 1/24/2028 (c)	22,249,000	22,439,402
Wells Fargo & Co 5.707% 4/22/2028 (c)	13,770,000	14,063,135
		524,455,292
Capital Markets - 5.3%
Athene Global Funding 1.608% 6/29/2026 (b)	7,905,000	7,787,668
Athene Global Funding 2.95% 11/12/2026 (b)	7,545,000	7,458,825
Athene Global Funding 4.86% 8/27/2026 (b)	26,208,000	26,320,920
Athene Global Funding 4.95% 1/7/2027 (b)	24,000,000	24,190,036
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	25,000,000	25,045,483
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	11,806,000	11,818,987
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	25,000,000	24,981,189
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	22,330,000	22,161,237
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	20,000,000	19,600,675
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	19,800,000	19,410,861
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	14,935,000	15,057,647
Morgan Stanley 0.985% 12/10/2026 (c)	16,914,000	16,899,443
Morgan Stanley 1.512% 7/20/2027 (c)	24,220,000	23,817,834
Morgan Stanley 1.593% 5/4/2027 (c)	31,920,000	31,571,317
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	20,600,000	20,681,164
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (c)(d)	14,768,000	14,810,480
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	10,395,000	10,459,449
		322,073,215
Consumer Finance - 1.2%
American Express Co 5.645% 4/23/2027 (c)	23,000,000	23,142,335
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	29,800,000	29,827,191
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.7203% 8/7/2026 (c)(d)	22,559,000	22,639,100
		75,608,626
Financial Services - 0.2%
CNH Industrial Capital LLC 1.875% 1/15/2026	13,905,000	13,856,563
Insurance - 1.1%
Brown & Brown Inc 4.6% 12/23/2026	7,970,000	8,006,769
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,548,000	12,621,298
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	18,565,000	18,709,220
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.0673% 1/14/2028 (b)(c)(d)	20,150,000	20,202,007
Trinity Acq PLC 4.4% 3/15/2026	5,715,000	5,714,729
		65,254,023
TOTAL FINANCIALS		1,001,247,719

Health Care - 1.1%
Health Care Providers & Services - 0.5%
CVS Health Corp 5% 2/20/2026	17,156,000	17,174,409
HCA Inc 5.25% 6/15/2026	11,731,000	11,740,009
		28,914,418
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.4313% 2/20/2026 (c)(d)	10,569,000	10,576,571
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	20,807,000	20,922,687
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	5,367,000	5,380,283
		36,879,541
TOTAL HEALTH CARE		65,793,959

Industrials - 0.7%
Aerospace & Defense - 0.5%
Boeing Co 3.1% 5/1/2026	20,400,000	20,303,828
RTX Corp 5.75% 11/8/2026	10,707,000	10,863,766
		31,167,594
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	14,669,000	14,486,984
TOTAL INDUSTRIALS		45,654,578

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (c)(d)	8,714,000	8,727,497
Dell International LLC / EMC Corp 4.9% 10/1/2026	18,020,000	18,116,570
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,126,000	6,162,981
		33,007,048
Software - 0.3%
Oracle Corp 2.65% 7/15/2026	20,000,000	19,815,776
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	10,880,000	10,913,322
TOTAL INFORMATION TECHNOLOGY		63,736,146

Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	16,234,000	16,109,122
Real Estate - 0.8%
Office REITs - 0.5%
COPT Defense Properties LP 2.25% 3/15/2026	28,296,000	28,116,622
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.375% 4/15/2026	8,817,000	8,784,857
Specialized REITs - 0.2%
American Tower Corp 3.375% 10/15/2026	11,345,000	11,277,683
TOTAL REAL ESTATE		48,179,162

Utilities - 1.2%
Electric Utilities - 0.8%
DTE Electric Co 4.25% 5/14/2027	4,202,000	4,231,163
Eversource Energy 4.75% 5/15/2026	16,000,000	16,045,828
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,060,000	10,166,476
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,370,000	12,463,240
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	5,422,000	5,468,906
		48,375,613
Multi-Utilities - 0.4%
Dominion Energy Inc 1.45% 4/15/2026	26,750,000	26,480,678
TOTAL UTILITIES		74,856,291

TOTAL UNITED STATES		1,631,638,394
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,751,168,369)		2,765,801,663

Certificates of Deposit - 1.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.39% 12/31/2025 (c)(d)	4.39	19,000,000	19,003,935
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.41% 7/23/2026 (c)(d)	4.41	20,000,000	19,999,708
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 5/8/2026 (c)(d)	4.45	25,000,000	25,018,580
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 4/15/2026 (c)(d)	4.45	34,000,000	34,032,820
TOTAL CERTIFICATES OF DEPOSIT (Cost $98,000,000)			98,055,043

Commercial Paper - 2.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.6% 4/30/2026 (c)(d)	4.60	24,000,000	24,027,516
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.21% 2/6/2026 (c)(d)	4.21	24,500,000	24,508,345
National Bank of Canada U.S. SOFR Index + 0.25%, 4.26% 12/17/2025 (c)(d)	4.26	20,000,000	20,001,712
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.46% 4/27/2026 (c)(d)	4.46	27,000,000	27,031,695
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.45% 4/10/2026 (c)(d)	4.45	34,000,000	34,026,629
TOTAL COMMERCIAL PAPER (Cost $129,500,000)			129,595,897

U.S. Treasury Obligations - 24.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	4.20	42,306,700	42,042,564
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	224,596,700	224,277,350
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	250,899,000	251,300,830
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	680,000,000	683,904,690
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	291,312,700	291,454,942
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,488,029,776)			1,492,980,376

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $14,818,713)	4.02	14,815,749	14,818,713

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $6,030,034,397)	6,052,448,275
NET OTHER ASSETS (LIABILITIES) - 0.7%	41,679,208
NET ASSETS - 100.0%	6,094,127,483

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,734,932,663 or 28.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	230,152,360	735,711,301	951,046,481	1,787,062	1,533	-	14,818,713	14,815,749	0.0%
Fidelity Securities Lending Cash Central Fund	-	67,854,862	67,854,862	562	-	-	-	-	0.0%
Total	230,152,360	803,566,163	1,018,901,343	1,787,624	1,533	-	14,818,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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